Income Taxes (Effective tax rate) (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Effective tax rate
Statutory rate	35.00%	35.00%	35.00%
Stock-based compensation			233.00%
State tax expense	1.00%	1.00%	23.00%
Tax rate differential, foreign income	(23.00%)	(20.00%)	(120.00%)
Foreign credits			(8.00%)
Federal research and development credits		(1.00%)	(6.00%)
Other permanent items	4.30%	5.00%	35.70%
Non-deductible penalties			11.00%
Effective tax rate	17.30%	20.00%	203.70%